Condensed financial information of the parent company - Condensed statements of comprehensive income (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed statements of comprehensive income/(loss)
Share-based compensation expense			¥ (2,257,795)	¥ (4,935,782)
General and administrative	¥ (291,503,527)	$ (41,684,450)	(276,564,752)	(273,588,744)
Interest and investment income, net	990,368,590	141,620,825	380,062,136	255,332,621
Foreign exchange gain/(loss), net	(46,304,828)	(6,621,502)	20,658,172	(2,931,704)
Share of loss/(profit) in subsidiaries, VIEs and VIEs' subsidiaries	(18,937,550)	(2,708,034)	(4,048,792)	3,207,384
Net income before income taxes	739,301,975	105,718,775	157,537,018	101,474,055
Income tax expense	30,674,579	4,386,405	65,805,623	62,340,516
Net income	708,627,396	101,332,370	91,731,395	39,133,539
Other comprehensive income
Foreign currency translation adjustment	(68,932,636)	(9,857,236)	37,882,398	21,829,283
Total comprehensive income	639,694,760	91,475,134	129,613,793	60,962,822
Parent Company | Reportable legal entity
Condensed statements of comprehensive income/(loss)
Share-based compensation expense			(2,257,795)	(4,935,782)
General and administrative	(32,361,695)	(4,627,661)	(40,780,739)	(19,070,062)
Interest and investment income, net	474,598,252	67,866,647	189,674,053	104,687,566
Other income	19,514,738	2,790,570	24,463,472	28,626,092
Foreign exchange gain/(loss), net	(45,888,491)	(6,561,967)	20,792,611	(545,948)
Share of loss/(profit) in subsidiaries, VIEs and VIEs' subsidiaries	292,764,592	41,864,781	(100,160,207)	(69,628,327)
Net income before income taxes	708,627,396	101,332,370	91,731,395	39,133,539
Net income	708,627,396	101,332,370	91,731,395	39,133,539
Other comprehensive income
Foreign currency translation adjustment	(68,932,636)	(9,857,236)	37,882,398	21,829,283
Total comprehensive income	¥ 639,694,760	$ 91,475,134	¥ 129,613,793	¥ 60,962,822